SGI U.S. Large Cap Core ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Apparel - 0.6%
NIKE, Inc. - Class B	1,427	$135,636
Ralph Lauren Corp.	987	184,451
Tapestry, Inc.	4,107	178,613
		498,700

Auto Manufacturers - 0.2%
PACCAR, Inc.	1,503	161,572

Banks - 1.6%
First Horizon Corp.	81,798	1,295,680

Beverages - 1.0%
Coca-Cola Co.	10,512	661,520
PepsiCo, Inc.	814	140,741
		802,261

Biotechnology - 6.4%
Biogen, Inc.(a)	604	135,864
Incyte Corp.(a)	11,514	665,394
Regeneron Pharmaceuticals, Inc.(a)	2,251	2,206,340
United Therapeutics Corp.(a)	7,754	2,133,358
Vertex Pharmaceuticals, Inc.(a)	390	177,583
		5,318,539

Building Materials - 2.3%
Owens Corning	10,724	1,941,795

Chemicals - 1.7%
LyondellBasell Industries NV - Class A	13,171	1,309,461
Sherwin-Williams Co.	493	149,773
		1,459,234

Commercial Services - 3.5%
Automatic Data Processing, Inc.	11,280	2,762,697
Cintas Corp.	240	162,713
		2,925,410

Computers - 3.3%
Accenture PLC - Class A	2,444	689,917
Apple, Inc.	8,133	1,563,569
Crowdstrike Holdings, Inc. - Class A(a)	528	165,618
EPAM Systems, Inc.(a)	907	161,382
Super Micro Computer, Inc.(a)	203	159,256
		2,739,742

Diversified Financial Services - 1.5%
American Express Co.	678	162,720
Ameriprise Financial, Inc.	356	155,433
Evercore, Inc. - Class A	834	169,252
Mastercard, Inc. - Class A	1,803	806,067
		1,293,472

Electric - 0.4%
DTE Energy Co.	1,417	165,123
Evergy, Inc.	2,964	162,012
		327,135

Engineering & Construction - 0.3%
EMCOR Group, Inc.	712	276,726

Environmental Control - 0.2%
Waste Management, Inc.	778	163,948

Food - 0.8%
Hershey Co.	807	159,649
Performance Food Group Co.(a)	2,888	201,005
Pilgrim's Pride Corp.(a)	4,431	159,206
Sysco Corp.	2,447	178,190
		698,050

Healthcare-Products - 0.2%
Abbott Laboratories	1,568	160,234

Healthcare-Services - 1.6%
Centene Corp.(a)	2,106	150,769
Elevance Health, Inc.	1,519	817,951
HCA Healthcare, Inc.	554	188,221
Universal Health Services, Inc. - Class B	925	175,565
		1,332,506

Home Builders - 4.5%
DR Horton, Inc.	16,272	2,405,001
Lennar Corp. - Class A	5,305	850,657
NVR, Inc.(a)	20	153,615
PulteGroup, Inc.	1,395	163,661
Toll Brothers, Inc.	1,297	157,767
		3,730,701

Insurance - 7.9%
American Financial Group, Inc.	1,294	168,103
Arch Capital Group Ltd.(a)	1,786	183,297
Berkshire Hathaway, Inc. - Class B(a)	3,987	1,652,213
Everest Group Ltd.	2,378	929,631
Hartford Financial Services Group Inc., (The)	1,608	166,348
Loews Corp.	2,392	183,706
MetLife, Inc.	2,315	167,537
Progressive Corp.	12,929	2,730,346
Prudential Financial, Inc.	1,254	150,919
Travelers Cos, Inc., (The)	888	191,542
		6,523,642

Internet - 12.8%
Alphabet, Inc. - Class A(a)	20,156	3,476,910
Amazon.com, Inc.(a)	12,518	2,208,676
GoDaddy, Inc. - Class A(a)	1,230	171,745
Match Group, Inc.(a)	5,448	166,872
Meta Platforms, Inc. - Class A	7,454	3,479,751
Netflix, Inc.(a)	1,161	744,921
Spotify Technology SA(a)	666	197,655
Uber Technologies, Inc.(a)	2,452	158,301
		10,604,831

Machinery-Diversified - 0.2%
AGCO Corp.	1,365	146,505

Media - 3.7%
Comcast Corp. - Class A	49,259	1,971,838
Fox Corp. - Class B	33,570	1,072,226
		3,044,064

Mining - 0.2%
Freeport-McMoRan, Inc.	3,194	168,420

Oil & Gas - 5.0%
Chevron Corp.	4,340	704,382
ConocoPhillips	1,349	157,131
Devon Energy Corp.	8,143	399,658
Marathon Petroleum Corp.	15,260	2,695,069
Valero Energy Corp.	1,056	165,940
		4,122,180

Pharmaceuticals - 4.5%
Cardinal Health, Inc.	10,954	1,087,404
Eli Lilly & Co.	1,083	888,428
Merck & Co., Inc.	9,303	1,167,899
Neurocrine Biosciences, Inc.(a)	4,411	597,293
		3,741,024

Pipelines - 0.8%
Cheniere Energy, Inc.	4,143	653,724

Private Equity - 0.2%
KKR & Co., Inc.	1,594	163,927

Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	1,655	145,756

REITS - 2.5%
Public Storage	566	154,988
Simon Property Group, Inc.	12,523	1,894,855
		2,049,843

Retail - 3.4%
Chipotle Mexican Grill, Inc.(a)	50	156,476
Costco Wholesale Corp.	766	620,376
Gap, Inc.	7,183	208,020
Home Depot, Inc.	1,410	472,167
Lululemon Athletica, Inc.(a)	1,091	340,381
McDonald's Corp.	599	155,075
Ross Stores, Inc.	1,178	164,637
Target Corp.	949	148,196
TJX Cos., Inc.	1,662	171,352
Wal-Mart Stores, Inc.	5,500	361,680
		2,798,360

Semiconductors - 15.5%
Applied Materials, Inc.	13,656	2,937,132
Broadcom, Inc.	174	231,168
KLA-Tencor Corp.	266	202,035
Lam Research Corp.	279	260,151
Micron Technology, Inc.	1,340	167,500
NVIDIA Corp.	5,318	5,830,283
QUALCOMM, Inc.	15,722	3,208,074
		12,836,343

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	568	143,761

Software - 7.6%
Atlassian Corp. - Class A(a)	935	146,664
DocuSign, Inc.(a)	3,733	204,344
Gitlab, Inc. - Class A(a)	2,984	140,815
HubSpot, Inc.(a)	192	117,322
Microsoft Corp.	6,101	2,532,708
Salesforce.com, Inc.	1,187	278,280
ServiceNow, Inc.(a)	3,849	2,528,524
Veeva Systems, Inc. - Class A(a)	653	113,785
Workday, Inc. - Class A(a)	690	145,901
Zoom Video Communications, Inc. - Class A(a)	2,373	145,560
		6,353,903

Telecommunications - 0.3%
Arista Networks, Inc.(a)	926	275,624

Transportation - 3.5%
FedEx Corp.	2,961	751,976
Union Pacific Corp.	8,943	2,082,109
United Parcel Service, Inc. - Class B	828	115,034
		2,949,119
TOTAL COMMON STOCKS (Cost $76,981,689)		81,846,731

TOTAL INVESTMENTS - 98.6% (Cost $76,981,689)		$81,846,731
Money Market Deposit Account - 1.4%(b)		1,147,251
Other Assets in Excess of Liabilities - 0.0%(c)		24,489
TOTAL NET ASSETS - 100.0%		$83,018,471

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

(c)	Represents less than 0.05% of net assets.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	81,846,731	–	–	81,846,731
Total Investments	81,846,731	–	–	81,846,731

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.